GuidePath Multi-Asset Income Allocation Fund
Schedule of Investments
June 30, 2026 (Unaudited)

INVESTMENT COMPANIES - 99.0%	Shares	Value
Domestic Equity Funds - 34.3%
BlackRock High Equity Income Fund - Class I	23,042	$ 732,042
Global X US Preferred ETF (a)	214,180	4,003,024
Invesco S&P 500 BuyWrite ETF	72,080	1,650,632
iShares Select Dividend ETF	24,583	3,842,323
iShares U.S. Large Cap Premium Income Active ETF (a)	43,634	1,476,138
JPMorgan Equity Premium Income ETF (a)	26,007	1,468,875
Schwab US Dividend Equity ETF (a)	343,005	10,876,689
State Street SPDR Portfolio S&P 500 High Dividend ETF (a)	53,084	2,532,638
Vanguard High Dividend Yield ETF	28,978	4,579,393
Vanguard S&P 500 ETF	979	672,387
WisdomTree U.S. SmallCap Dividend Fund	58,510	2,380,187
WisdomTree US LargeCap Dividend Fund (a)	40,237	3,875,628
		38,089,956

Domestic Fixed Income Funds - 29.3%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	102,196	4,334,132
iShares 7-10 Year Treasury Bond ETF	11,581	1,095,215
iShares Convertible Bond ETF (a)	8,942	1,088,599
iShares Flexible Income Active ETF	41,986	2,197,547
iShares iBoxx USD Investment Grade Corporate Bond ETF	9,440	1,029,621
iShares Investment Grade Systematic Bond ETF (a)	40,521	1,827,902
iShares Securitized Income Active ETF	44,137	2,200,671
State Street SPDR Portfolio Aggregate Bond ETF	17,355	442,900
State Street SPDR Portfolio Long Term Corporate Bond ETF (a)	82,380	1,845,312
State Street SPDR Portfolio Short Term Treasury ETF	25,921	751,968
Vanguard High-Yield Corporate Fund - Class Admiral	1,740,328	9,536,999
Vanguard Intermediate-Term Treasury ETF	15,991	943,149
Vanguard Long-Term Treasury ETF	69,990	3,862,048
Vanguard Mortgage-Backed Securities ETF	10,460	489,633
WisdomTree Floating Rate Treasury Fund	15,836	797,343
		32,443,039

Emerging Markets Equity Funds - 4.0%
iShares Emerging Markets Dividend ETF	138,125	4,451,769

Emerging Markets Fixed Income Funds - 4.7%
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF (a)	92,427	4,151,821
VanEck J. P. Morgan EM Local Currency Bond ETF	21,510	549,796
WisdomTree Emerging Markets Local Debt Fund	19,129	549,002
		5,250,619

International Equity Funds - 14.4%
BlackRock Advantage International Fund - Class I	86,549	2,206,995
BNY Mellon Global Infrastructure Income ETF	16,120	724,917
iShares International Select Dividend ETF	75,366	3,122,413
iShares MSCI Europe Financials ETF (a)	9,475	369,430
Vanguard FTSE Developed Markets ETF	25,872	1,843,380
Vanguard International High Dividend Yield ETF	77,887	7,648,503
		15,915,638

International Fixed Income Funds - 4.7%
iShares Euro High Yield Corporate Bond USD Hedged ETF	63,844	3,438,638

Janus Henderson AAA CLO ETF (a)	36,204		1,827,940
			5,266,578

Multi-Asset Funds - 5.0%
Loomis Sayles Global Allocation Fund - Class Y	200,617		5,539,024

Real Estate Funds - 2.6%
Vanguard Real Estate ETF (a)	29,756		2,869,371
TOTAL INVESTMENT COMPANIES (Cost $88,993,896)			109,825,994

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.2%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (b)	21,260,085		21,260,085
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $21,260,085)			21,260,085

MONEY MARKET FUNDS - 1.2%	Shares		Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.59% (b)	1,315,531		1,315,531
TOTAL MONEY MARKET FUNDS (Cost $1,315,531)			1,315,531

TOTAL INVESTMENTS - 119.4% (Cost $111,569,512)			132,401,610
Liabilities in Excess of Other Assets - (19.4)%		(0.19378)	(21,491,967)
TOTAL NET ASSETS - 100.0%			$ 110,909,643

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $20,213,426.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.